Nov-04-05 02:03pm From-NEW YORK STOCK EXCHANGE +212 656 5893 T-511 P.003/003 F-151

Manager
Securities Operations

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CERTNYS

1-32641

NYSE

05069352

November 4, 2005

RECD S.E.C.
NOV 0 4 2005
1086

PROCESSED
NOV 0 8 2005
THOMSON
FINANCIAL

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531 – STOP 1004
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, BROOKDALE SENIOR LIVING INC., Common Stock, par value $0.01 per share. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on November 4, 2005. Tentative listing date – Not yet determined.

Sincerely,

Paras Madho